14. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
14.	FINANCIAL INSTRUMENTS

I - Identification and valuation of financial instruments

The Company may operate with several financial instruments, with emphasis on cash and cash equivalents, including financial investments, marketable securities, accounts receivable from customers, accounts payable to suppliers and borrowings and financing. Additionally, we may also operate with derivative financial instruments, such as swap exchange rate, swap interest and derivatives with commodities.

Considering the nature of the instruments, the fair value is basically determined by the use of quotations in the capital markets in Brazil and the Mercantile and Futures Exchange. The amounts recorded in current assets and liabilities have immediate liquidity. Considering the term and characteristics of these instruments, fair values do not differ from the recorded amounts.

•	Classification of financial instruments

							Consolidated
Consolidated				12/31/2020			12/31/2019
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	4		9,944,586	9,944,586		1,088,955	1,088,955
Short-term investments	5	3,305,109	478,253	3,783,362	2,114,620	518,553	2,633,173
Trade receivables	6		2,867,352	2,867,352		2,047,931	2,047,931
Dividends and interest on equity	9		38,088	38,088		44,554	44,554
Derivative financial instruments	9				1,364		1,364
Trading securities	9	5,065		5,065	4,034		4,034
Total		3,310,174	13,328,279	16,638,453	2,120,018	3,699,993	5,820,011

Non-current
Investments	5		123,409	123,409		95,719	95,719
Other trade receivables	9		2,445	2,445		7,059	7,059
Eletrobrás compulsory loan	9		852,532	852,532		845,284	845,284
Receivables by indemnity	9		517,183	517,183
Loans - related parties	9		966,050	966,050		846,300	846,300
Investments	10	59,879		59,879	47,300		47,300
Derivative financial instruments	9				4,203		4,203
Total		59,879	2,461,619	2,521,498	51,503	1,794,362	1,845,865

Total Assets		3,370,053	15,789,898	19,159,951	2,171,521	5,494,355	7,665,876

Liabilities
Current
Borrowings and financing	13		4,155,483	4,155,483		5,152,234	5,152,234
Trade payables	17		4,819,539	4,819,539		3,012,654	3,012,654
Trade payables - drawee risk	15		623,861	623,861		1,121,312	1,121,312
Dividends and interest on capital	15		946,133	946,133		13,252	13,252
Leases	16		93,626	93,626		35,040	35,040
Derivative financial instruments		8,722		8,722
Total		8,722	10,638,642	10,647,364		9,334,492	9,334,492

Non-current
Borrowings and financing	13		31,215,128	31,215,128		22,938,469	22,938,469
Trade payables	17		543,527	543,527
Derivative financial instruments		97,535		97,535
Leases	16		436,505	436,505		439,350	439,350
Total		97,535	32,195,160	32,292,695		23,377,819	23,377,819

Total Liabilities		106,257	42,833,802	42,940,059		32,712,311	32,712,311

•	Fair value measurement

The table below shows the financial instruments recorded at fair value through profit or loss, classifying them according to the fair value hierarchy:

Consolidated			12/31/2020			12/31/2019
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial assets at fair value through profit or loss
Financial investments	3,305,109		3,305,109	2,114,620		2,114,620
Derivative financial instruments					1,364	1,364
Trading securities	5,065		5,065	4,034		4,034
Non-current
Financial assets at fair value through profit or loss
Investments	59,879		59,879	47,300		47,300
Derivative financial instruments					4,203	4,203
Total Assets	3,370,053		3,370,053	2,165,954	5,567	2,171,521

Liabilities
Current
Financial liabilities at fair value through profit or loss
Derivative financial instruments		8,722	8,722
Non-current
Financial liabilities at fair value through profit or loss
Derivative financial instruments		97,535	97,535
Total Liabilities		106,257	106,257

Level 1 - Data are prices quoted in an active market for items identical to the assets and liabilities being measured.

Level 2 - Consider inputs observable in the market, such as interest rates, exchange rates, etc., but are not prices negotiated in active markets.

There are no assets or liabilities classified as level 3.

II - Investments in securities valued at fair value through profit or loss

The Company has common shares (USIM3), preferred shares (USIM5) of Usiminas (“Usiminas shares”) and shares of Panatlântica SA (PATI3), which are designated as fair value through profit or loss.

Usiminas shares are classified as current assets in financial investments and Panatlântica shares are classified as non-current assets under the investment item. They are recorded at fair value (fair value), based on the market price quote in B3.

In accordance with the Company’s policy, the gains and losses arising from the variation in the share price are recorded directly in the income statement as financial result in the case of financial investments, or as other operating income and expenses in the case of long-term investments.

Class of shares	12/31/2020				12/31/2019				12/31/2020	12/31/2019
	Quantity	Equity interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Fair value adjustment recognized in profit or loss (note 27 and 28)
USIM3	107,156,651	15.19%	15.69	1,681,288	107,156,651	15.19%	9.87	1,057,636	623,652	(168,236)
USIM5	111,144,456	20.29%	14.61	1,623,821	111,144,456	20.29%	9.51	1,056,984	566,837	32,232
				3,305,109				2,114,620	1,190,489	(136,004)
PATI3	2,065,529	11.31%	28.99	59,879	2,065,529	11.31%	22.90	47,300	12,579	17,224
				3,364,988				2,161,920	1,203,068	(118,780)

III - Financial risk management:

The Company uses risk management strategies with guidance on the risks incurred by us. The nature and general position of financial risks are regularly monitored and managed in order to assess results and the financial impact on cash flow. Credit limits and hedge quality of counterparties are also reviewed periodically.

Market risks are hedged when we consider necessary to support the corporate strategy or when it is necessary to maintain the level of financial flexibility.

We are exposed to exchange rate, interest rate, market price and liquidity risks.

The Company may manage some of the risks through the use of derivative instruments not associated with any speculative trading or short selling.

14.a)	Exchange rate, market price and interest rate risk:

•	Exchange rate risk

The exposure arises from the existence of assets and liabilities denominated in Dollar or Euro, since the Company’s functional currency is substantially the Real and is called natural exchange exposure. The net exposure is the result of the offsetting of the natural exchange exposure by the instruments of hedge adopted by CSN.

The consolidated net exposure as of December 31, 2020 is shown below:

		12/31/2020
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	664,951	13,372
Trade receivables	387,039	2,560
Financial investments	23,748
Other assets	9,158	4,474
Total Assets	1,084,896	20,406
Borrowings and financing	(4,812,268)
Trade payables	(139,672)	(9,258)
Iron ore derivative	(172)
Other liabilities	(9,305)	(1,010)
Total Liabilities	(4,961,417)	(10,268)
Foreign exchange exposure	(3,876,521)	10,138
Cash flow hedge accounting	3,992,200
Exchange rate swap CDI x Dollar	(67,000)
Net foreign exchange exposure	48,679	10,138

CSN uses as a strategy the Hedge Accounting, as well as derivative financial instruments to protect future cash flows.

Sensitivity analysis of Derivative Financial Instruments and Consolidated Foreign Exchange Exposure

The Company considered scenarios 1 and 2 to be 25% and 50% deterioration for currency volatility, using the exchange rate closing rate as of December 31, 2020 as a reference.

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

				12/31/2020
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	5.1967	5.2617	6.4959	7.7951
EUR	6.3779	6.3867	7.9724	9.5669
USD x EUR	1.2271	1.2124	1.5339	1.8407

The effects on the result, considering scenarios 1 and 2 are shown below:

					12/31/2020
Instruments	Notional	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$

Gross exchange position	(3,876,521)	Dollar	(251,974)	(5,036,279)	(10,072,558)

Cash flow hedge accounting	3,992,200	Dollar	259,493	5,186,566	10,373,133

Exchange rate swap CDI x Dollar	(67,000)	Dollar	(4,355)	(87,045)	(174,089)

Net exchange position	48,679	Dollar	3,164	63,242	126,486

Net exchange position	10,138	Euro	89	16,165	32,330

Exchange rate swap Dollar x Euro	40,697	Dollar	5,264	50,134	78,337

(*) The probable scenarios were calculated considering the following variations for risks: Real x Dollar - devaluation of the Real by 1.25% / Real x Euro - devaluation of the Real by 0.14% / Euro x Dollar - appreciation of Euro by 1.20%. Source: Central Bank of Brazil and European Central Bank quotations on 1/14/2021.

•	Stock market price risks

The Company is exposed to the risk of changes in share prices due to investments valued at fair value through the result that are quoted based on the market price at B3.

Sensitivity analysis for stock price risks

We present below the sensitivity analysis for share price risks. The Company considered scenarios 1 and 2 to be 25% and 50% devaluation in the share price using the closing price on December 31, 2020 as a reference. The probable scenario considered a 5% devaluation in the share price.

The effects on the result, considering the probable scenarios, 1 and 2 are shown below:

		12/31/2020
Class of shares	Probable scenario	Scenario 1	Scenario 2
USIM3	(84,064)	(420,322)	(840,644)
USIM5	(81,191)	(405,955)	(811,910)
PATI3	(2,994)	(14,970)	(29,940)

•	Interest rate risk:

This risk arises from financial investments, borrowings and financing and debentures linked to the fixed and floating interest rates of the CDI, TJLP and Libor, exposing these financial assets and liabilities to interest rate fluctuations as shown in the sensitivity analysis table below.

Sensitivity analysis of changes in interest rates

We present below the sensitivity analysis for interest rate risks. The Company considered scenarios 1 and 2 to be 25% and 50% deterioration for interest rate volatility using the closing rate as of December 31, 2020 as a reference.

The interest rates used in the sensitivity analysis and their respective scenarios are shown below:

		12/31/2020
Interest	Interest Rate	Scenario 1	Scenario 2
CDI	1.90%	2.38%	2.85%
TJLP	4.55%	5.69%	6.38%
LIBOR	0.26%	0.32%	0.39%

The effects on the result, considering scenarios 1 and 2 are shown below:

						Consolidated
					Impact on profit or loss
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	1.90	5,779,452	(9,104,416)	(10,673)	(15,794)	(31,588)
TJLP	4.55		(817,374)	(2,155)	(9,298)	(18,596)
Libor	0.26		(4,533,341)	(43,321)	(2,920)	(5,840)

(*) The sensitivity analysis is based on the premise of maintaining the market values as of December 31, 2020 as a probable scenario recorded in the company’s assets and liabilities.

•	Market price risk:

The Company is also exposed to market risks related to the volatility of commodity prices. In line with its risk management policy, risk mitigation strategies involving commodities can be used to reduce cash flow volatility. These mitigation strategies may incorporate derivative instruments, predominantly forward transactions, futures and options.

Sensitivity analysis for price risks “Platts index”

Below we present the sensitivity analysis for price risks. The Company considered scenarios 1 and 2 to be 25% and 50% increase in the index “Platts” using the closing price as of December 31, 2020 as a reference.

The effects on the result, considering scenarios 1 and 2 are shown below:

	12/31/2020
Maturity	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
2/2/2021	(33,677)	(120,262)	(240,524)
3/2/2021	(43,144)	(127,915)	(255,830)
	(76,821)	(248,177)	(496,354)

(*) The probable scenario was calculated considering the quotation of “Platts” on 1/14/2021 for the maturities of 2/2/2021 and 3/2/2021. Source: Bloomberg.

In item 14.b), we show derivatives and hedging strategies to hedge against exchange and price risks and hedge price risk Platts.

14.b)	Instruments protection: Derivatives and Hedge accounting cash flow and net investment hedge in foreign subsidiaries

CSN uses instruments to hedge against exchange rate risk, price risk Platts and interest rate risk, as shown in the following topics:

· Derivative financial instruments portfolio position

Swap exchange rate Dollar x Euro

The subsidiary Lusosider has derivative transactions to hedge its dollar exposure against the euro.

Swap exchange rate GBP (British Pound) x Euro

The subsidiary Lusosider had derivative transactions to hedge its GBP exposure against the euro, it was settled in the third quarter of 2020.

Swap exchange rate CDI x Dollar

The Company has derivative transactions with Banco Bradesco to protect its debt in NCE raised in September 2019 with maturity in October 2023 in the amount of US$67 million (equivalent to R$278 million) at a cost compatible with that usually practiced by the Company.

							Consolidated
							12/31/2020
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) in 2020
Counterparties	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap Dollar x Euro	04/26/2021 to 06/08/2021	Dollar	17,377	90,315	(93,823)	(3,508)	(4,749)
Exchange rate swap Dollar x Euro	01/06/2021 a 06/11/2021	Dollar	23,320	121,207	(125,528)	(4,321)	(4,321)
Total dollar-to-euro swap			40,697	211,522	(219,351)	(7,829)	(9,070)

Exchange rate swap GBP x Euro	Settled	GBP	3,956				(602)
Total Swap GBP x Euro			3,956				(602)

Exchange rate swap CDI x Dollar	02/10/2023	Dollar	(67,000)	289,544	(387,079)	(97,535)	(106,143)
Total Swap CDI x dollar			(67,000)	289,544	(387,079)	(97,535)	(106,143)

				501,066	(606,430)	(105,364)	(115,815)

•	Cash flow hedge accounting

Foreign exchange hedge accounting

The Company formally designates relations of hedge of cash flows to protect highly probable future flows exposed to the dollar related to sales made in dollars.

With the objective of better reflecting the accounting effects of the hedge exchange rate in the result, CSN designated part of its dollar liabilities as an instrument of hedge future exports. As a result, the exchange rate variation resulting from the designated liabilities will be transiently recorded in shareholders’ equity and will be reflected in the income statement when said exports occur, thus allowing the recognition of dollar fluctuations on liabilities and on exports to be recorded at the same time. It is noteworthy that the adoption of this accounting hedge it does not imply the contracting of any financial instrument.

The table below presents a summary of the relations of hedge as of December 31, 2020:

									12/31/2020
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6805	30,000	(30,000)	(82,374)	-
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.678	35,000	(35,000)	(96,190)	-
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.676	35,000	(35,000)	(96,261)	-
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000	(45,000)	(58,475)	(30,231)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.285	100,000	(75,000)	(92,026)	(47,793)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.285	30,000	(18,000)	(14,185)	(22,940)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3254	100,000	(60,000)	(46,474)	(74,852)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	25,000	(15,000)	(11,467)	(18,410)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	70,000	(42,000)	(32,108)	(51,548)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3557	30,000	(18,000)	(13,760)	(22,092)
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2018 - October 2022	3.3815	30,000	(18,000)	(13,605)	(21,782)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - October 2022	3.394	355,000	(276,500)	(338,777)	(141,512)
2/4/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(820,045)	(306,189)	(660,205)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(247,061)	(329,966)	(1,568,823)
10/1/2020	Bonds without express maturity and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 - December 2050	4.0745	1,416,000	(102,000)	(136,029)	(1,474,571)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2017 - January 2028	4.2064	1,000,000	-	-	(990,299)
Total						5,828,806	(1,836,606)	(1,667,886)	(5,125,058)

(*) On December 31, 2020, the amount of (R$1,667,886) was recorded in Other Operating Expenses. As of December 31, 2019, (R$790,353).

In the hedging relationships described above, the amounts of the debt instruments were fully designated for equivalent iron ore export portions.

The changes in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2020 are as follows :

				Consolidated
	12/31/2019	Movement	Realization	12/31/2020
Cash flow hedge accounting	1,255,770	5,537,174	(1,667,886)	5,125,058

The realization of Hedge accounting cash flow is recognized in Other operating income and expenses, note 27.

As of December 31, 2020, the hedging relationships established by the Company were effective according to the retrospective and prospective tests performed. Thus, no reversal for hedge accounting ineffectiveness was recognized.

Cash flow hedge accounting - “Platts” index

The Company has iron ore derivative instruments, entered into by its subsidiary CSN Mineração S.A., in order to reduce the volatility of its exposure to the commodity.

The Company formally designated the hedge relationship and, consequently, applied the hedge accounting with the derivative instrument designated as hedging instrument and the Platts index applicable to a portion of its highly probable future sales of iron ore was designated as the hedged item. Accordingly, fluctuations of the “Platts” index will be initially recorded in the shareholders’ equity as Other Comprehensive Income, and will be reclassified to the income statement when the referred sales occur.

The table below shows the result of the derivative instrument on December 31, 2020 recognized in Other Comprehensive Income and, when carrying out shipments, the amount reclassified to Other Operating Income and Expenses:

				12/31/2020			12/31/2020
		Appreciation (R$)		Fair value (market)	Other income and expenses	Other comprehensive income	Exchange variation
Maturity	Notional	Asset position	Liability position	Amounts receivable / (payable)
09/02/2020 (Settled)	Platts				(31,678)		(136)
10/02/2020 (Settled)	Platts				(132,997)		(9,051)
11/04/2020 (Settled)	Platts				(85,164)		(7,301)
12/02/2020 (Settled)	Platts				(33,310)		52
2/2/2021	Platts	486,852	(493,925)	(7,073)		(6,888)	(185)
2/3/2021	Platts	527,684	(521,504)	6,180		6,063	117
		1,014,536	(1,015,429)	(893)	(283,149)	(825)	(16,504)

The change in the amounts related to cash flow hedge accounting - “Platts” index recorded in shareholders’ equity on December 31, 2020 is shown as follows:

	12/31/2019	Movement	Realization	12/31/2020
Cash flow hedge accounting – “Platts”		283,974	(283,149)	825
Income tax and social contribution on cash flow hedge accounting		(96,551)	96,271	(280)
Fair Value of cash flow accounting - Platts, net		187,423	(186,878)	545

Cash flow hedge accounting - index “Platts” has been fully effective since the inception of the derivative instruments.

The Company prepares formal documentation indicating how the designation of the hedge accounting cash flow - “Platts” index is aligned with CSN’s risk management objective and strategy, identifying the hedging instruments used, the hedged item, the nature of the risk to be hedged and demonstrating the effectiveness of the hedge relationships, debt instruments and iron ore derivative instruments (index “Platts”) in amounts equivalent to the portion of future sales, comparing the designated amounts with the expected values in accordance with its budgets.

Accounting Policy

The Company adopts the hedge accounting and designates certain financial liabilities as hedging instruments for foreign exchange commodity price risks (“Platts” index) associated with expected cash flows from highly probable exports (cash flow hedge).

The Company documents, at the beginning of the operation, the relationships between hedging instruments and hedged items as well as the objectives of risk management and the strategy for carrying out these hedging relationships. In addition, we document our assessment at the beginning of the hedging relationship, as well as during the life of the hedge to monitor the hedge effectiveness.

The amounts accumulated in net equity are realized to the operating results in the periods the forecasted exports affect the result.

When a hedge instrument expires or is settled in advance, or the hedge relationship no longer meets the Hedge Accounting or even when management decides to discontinue the hedging relationship, any accumulated gain or loss existing in net equity remains recorded in equity and, therefrom exchange rate changes are recorded in the financial results. When a forecast operation is no longer expected to occur, the cumulative gain or loss that had been previously recorded in shareholders’ equity is immediately transferred to the income statement under “Other Operating Income and Expense”.

•	Net investment hedge in foreign subsidiaries

CSN has a natural foreign exchange exposure in Euros substantially arising from a loan made by a foreign subsidiary with functional currency in Reais, for the acquisition of investments abroad whose functional currency is Euro. Such exposure arises from translating the balance sheets of these subsidiaries for consolidation in CSN, and the exchange rate of the loans affected the income statement in the financial result item and the exchange variation of the net assets of the foreign operation directly affected the equity in other comprehensive income.

In order to eliminate this exposure and cover future fluctuations in the Euro on these loans, non-derivative financial liabilities were designated, represented by loan contracts with financial institutions in the amount of € 120 million which matured on January 31, 2020, when was settled financially.

						12/31/2020
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Exchange rate on designation	Designated amounts (EUR'000)	Impact on shareholders' equity
09/30/2015	Non-derivative financial liabilities in EUR – Debt contract	Investments in subsidiaries which EUR is the functional currency	Foreign exchange - R$ vs. EUR spot rate	4.0825	120,000	6,293
Total					120,000	6,293

Accounting Policy

The Company designates for the hedge of net investment a portion of its financial liabilities as an instrument of hedge of its investments abroad with a functional currency other than the Group’s currency in accordance with IAS39. This relationship occurs because financial liabilities are related to investments in the amounts necessary for the effective relationship.

The Company documents, at the beginning of the operation, the relationships between the hedge and objects protected by hedge, as well as the objectives of risk management and the strategy for carrying out credit operations. hedge. The Company also documents its assessment, both at the beginning of the hedge as on a continuous basis, that the operations of hedge are highly effective in compensating for variations in items protected by hedge.

The effective part of the changes in the fair value of the financial liabilities designated and qualified as hedge of net investment is recognized in shareholders’ equity, under the caption Hedge Accounting. Gains or losses related to the ineffective part are recognized in Other Operating Income and Expense, when applicable. If at any point of the hedge relationship the debt balance is higher than the investment balance, the exchange variation on the excess debt will be reclassified to the income statement as other operating income / expenses (ineffectiveness of the hedge).

The amounts accumulated in net equity will be realized in the income statement upon a total or partial sale of the foreign operation.

•	Classification of derivatives in the balance sheet and income

						12/31/2020	12/31/2019
Instruments	Liabilities			Other operating income expenses	Other comprehensive income	Financial income (expenses), net (note 28)
	Current	Non-current	Total
Exchange rate swap Dollar x Euro	(7,829)		(7,829)			(9,070)	783
Exchange rate swap GBP x Euro						(602)
Exchange rate swap CDI x Dollar		(97,535)	(97,535)			(106,143)	4,203
Iron ore derivative	(893)		(893)	(283,149)	(825)	(16,504)
	(8,722)	(97,535)	(106,257)	(283,149)	(825)	(132,319)	4,986

14.c)	Liquidity risk

It is the risk that the Company may not have sufficient net funds to settle its financial commitments, as a result of the mismatch of term or volume between expected receipts and payments.

Future receipt and payment premises are established to manage cash liquidity in domestic and foreign currencies, which are monitored on a day-to-day basis by the Treasury Department. The payment schedules for long-term installments of borrowings and financing and debentures are presented in note 13.

The following are the contractual maturities of financial liabilities including interest.

					Consolidated
At December 31, 2020	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures (note 13)	4,155,483	14,146,118	4,671,511	12,397,499	35,370,611
Lease Liabilities (note 16)	93,626	143,227	115,398	177,880	530,131
Derivative financial instruments (note 14 I)	8,722		97,535		106,257
Trade payables (note 17)	4,819,539	528,551	14,976		5,363,066
Trade payables – Drawee risk (note 14 I)	623,861				623,861
Dividends and interest on equity (note 15)	946,133				946,133
Total	10,647,364	14,817,896	4,899,420	12,575,379	42,940,059

IV - Fair values of assets and liabilities in relation to the book value

Financial assets and liabilities measured at fair value through profit or loss are recorded in current and non-current assets and liabilities and gains and losses are recorded as financial income and expenses, respectively.

The amounts are recorded in the financial statements at their amortized cost, which are substantially similar to those that would be obtained if they were traded on the market. The fair values of other long-term assets and liabilities do not differ significantly from their book values, except for the amounts below.

The estimated fair value for certain consolidated long-term borrowings and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

		12/31/2020		12/31/2019
	Closing Balance	Fair value	Closing Balance	Fair value
Perpetual bonds	5,203,773	5,157,465	4,036,186	3,706,553
Fixed Rate Notes	15,067,341	15,744,067	8,090,297	8,345,471

Source: Bloomberg

14.d)	Credit risk

The exposure to credit risks of financial institutions complies with the parameters established in the financial policy. The Company practices a detailed analysis of the financial position of its customers and suppliers, the determination of a credit limit and the permanent monitoring of its outstanding balance.

With respect to financial investments, the Company only invests in institutions with low credit risk assessed by credit rating agencies. Since part of the funds is invested in repo operations that are backed by Brazilian government bonds, there is also exposure to the credit risk of the country.

As for the exposure to credit risk in accounts receivable and other receivables, the Company has a credit risk committee, in which each new customer is analyzed individually regarding their financial condition, before granting the credit limit and payment terms, and periodically reviewed based on procedures and circumstances of each business area.

14.e)	Capital management

The Company seeks to optimize its capital structure in order to reduce its financial costs and maximize the return to its shareholders. The table below shows the evolution of the Company’s consolidated capital structure, with financing by equity and third-party capital:

Thousands of reais	12/31/2020	12/31/2019
Shareholder's equity (equity)	11,251,505	11,361,932
Borrowings and Financing (Third-party capital)	35,270,653	27,967,036
Gross Debit/Shareholder's equity	3.13	2.46

Accounting Policy

The Company’s financial instruments are classified according to the definition of the business model adopted by the Company and the characteristics of the cash flow, in the case of financial assets.

Upon initial recognition, financial assets can be classified into three categories: assets measured at amortization cost, fair value through profit or loss and fair value through other comprehensive income.

Financial assets are derecognized when the rights to receive cash flows of the investments have expired or been transferred; in the latter case, provided that the Company has substantially transferred all risks and benefits of the property.

If the company substantially holds all the risks and rewards of ownership of the financial asset, it must continue to recognize the financial asset.

Financial liabilities are classified as amortized cost or fair value through profit or loss. Management determines the classification of its financial assets and liabilities upon initial recognition.

Financial liabilities are derecognized only when they are extinguished, that is, when the obligation specified in the contract is settled, canceled or expires. The Company also derecognizes a financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Financial assets and liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis, or realize the asset and settle the liability simultaneously.

Derivative Financial Instruments and Hedging Activities

Initially, derivatives are recognized at fair value on the date that a derivative contract is entered into and are subsequently measured at fair value with the changes recorded in the income statement in the caption Financial Result in the income statement, unless a hedge designation is not formally applied.